Expense Example - Bernzott U.S. Small Cap Value Fund	Bernzott U.S. Small Cap Value Fund Shares Expense Example, with Redemption, 1 Year	Bernzott U.S. Small Cap Value Fund Shares Expense Example, with Redemption, 3 Years	Bernzott U.S. Small Cap Value Fund Shares Expense Example, with Redemption, 5 Years	Bernzott U.S. Small Cap Value Fund Shares Expense Example, with Redemption, 10 Years	Portfolio Turnover, Rate	Risk Lose Money [Text]	Performance Information Illustrates Variability of Returns [Text]	Performance Availability Website Address [Text]	Performance Availability Phone [Text]	Performance Past Does Not Indicate Future [Text]
USD ($)	97	335	592	1,327	44.00%	Risk is inherent in all investing and you could lose money by investing in the Fund.	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index.	www.bcafunds.com	1-877-998-9880	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.